Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Paradigm Funds
Entity Central Index Key	0001196878
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Paradigm Value Fund
Shareholder Report [Line Items]
Fund Name	Paradigm Value Fund
Class Name	Paradigm Value Fund
Trading Symbol	PVFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Paradigm Value Fund ("Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.paradigmcapital.com/products/value-fund/. You can also request this information by contacting us at 1-800-595-3044.
Additional Information Phone Number	1-800-595-3044
Additional Information Website	www.paradigmcapital.com/products/value-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Paradigm Value Fund	$159	1.50%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

The Paradigm Value Fund increased 12.65% in 2024, compared to an 8.05% increase for its benchmark, the Russell 2000 Value Index.  Since inception (January 1, 2003) on an annualized basis, the Fund has returned 11.86%, compared to 9.20% for the benchmark.

The Industrials sector was the largest contributor to performance in 2024 due to a combination of strong stock selection and an overweight allocation to this sector, returning 39.29% versus 11.69% for the benchmark, beating the benchmark industry by 2,760 basis points. The Health Care sector was another strong contributor to portfolio performance for the year, returning 27.42% versus 0.09% for the benchmark Russell 2000 Value.

From a sector perspective, the Information Technology sector detracted in the portfolio in 2024, reflecting stock-specific headwinds in Semiconductors & Semiconductor Equipment and Software & Services industries within the sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Year	10 Year
Paradigm Value Fund	12.65%	9.28%	9.73%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 2000® Value Index	8.05%	7.29%	7.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 49,863,855
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 770,560
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$49,863,855
Number of Portfolio Holdings	43
Portfolio Turnover Rate (%)	26%
Total Advisory Fees Paid ($)	$770,560

Holdings [Text Block]
What did the Fund invest in?
Top Ten Holdings
Top 10	% of Total Investments
EMCOR Group Inc.	8.1%
Summit Materials, Inc. - Class A	5.5%
A10 Networks, Inc.	4.6%
Addus HomeCare Corporation	4.5%
Kulicke & Soffa Industries Inc.	4.2%
Kforce Inc.	4.0%
RadNet, Inc.	3.9%
Enovis Corporation	3.5%
Mid-America Apartment Communities Inc.	3.2%
Sensient Technologies Corporation	3.1%
Sectors (% of Total Investments)

Largest Holdings [Text Block]
Top Ten Holdings
Top 10	% of Total Investments
EMCOR Group Inc.	8.1%
Summit Materials, Inc. - Class A	5.5%
A10 Networks, Inc.	4.6%
Addus HomeCare Corporation	4.5%
Kulicke & Soffa Industries Inc.	4.2%
Kforce Inc.	4.0%
RadNet, Inc.	3.9%
Enovis Corporation	3.5%
Mid-America Apartment Communities Inc.	3.2%
Sensient Technologies Corporation	3.1%

Paradigm Select Fund
Shareholder Report [Line Items]
Fund Name	Paradigm Select Fund
Class Name	Paradigm Select Fund
Trading Symbol	PFSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Paradigm Select Fund ("Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.paradigmcapital.com/products/select-fund/. You can also request this information by contacting us at 1-800-595-3044.
Additional Information Phone Number	1-800-595-3044
Additional Information Website	www.paradigmcapital.com/products/select-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Paradigm Select Fund	$125	1.15%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

The Paradigm Select Fund gained 16.73% in 2024, compared to an increase of 12.00% for its benchmark, the Russell 2500 Index.  Since inception (January 1, 2005) on an annualized basis, the Fund has returned 10.31% compared to 8.78% for the benchmark.

The Health Care sector was the greatest contributor to absolute performance in 2024 due to a combination of strong stock selection and an overweight allocation to this sector, returning 45.01% versus 2.54% for the Russell 2500, outperforming the benchmark by 4,247 basis points.  Holdings in the Health Care Equipment & Services and Health Care Equipment and Supplies drove performance, returning 108.99% and 20.02% versus 22.82% and 1.84% for the benchmark Russell 2500, respectively. The Industrials and Information Technology sectors also positively contributed to the portfolio in 2024.

Due to the overall strength of equities in 2024, there were no material detracting sectors in the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Year	10 Year
Paradigm Select Fund	16.73%	12.50%	11.56%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 2500® Index	12.00%	8.77%	8.85%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 130,348,614
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 1,432,475
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$130,348,614
Number of Portfolio Holdings	45
Portfolio Turnover Rate (%)	15%
Total Advisory Fees Paid ($)	$1,432,475
Total Advisory Fees Before Waiver ($)	$1,868,446

Holdings [Text Block]
What did the Fund invest in?
Top Ten Holdings
Top 10	% of Total Investments
Goldman Sachs FS Government Fund Institutional Class	8.7%
Natera, Inc.	8.4%
EMCOR Group Inc.	8.2%
Marvell Technology, Inc.	6.4%
Globus Medical, Inc. - Class A	6.1%
Builders FirstSource, Inc.	4.7%
Boise Cascade Company	3.8%
Teradyne, Inc.	3.3%
Garmin Ltd.	3.0%
Kforce Inc.	3.0%
Sectors (% of Total Investments)

Largest Holdings [Text Block]
Top Ten Holdings
Top 10	% of Total Investments
Goldman Sachs FS Government Fund Institutional Class	8.7%
Natera, Inc.	8.4%
EMCOR Group Inc.	8.2%
Marvell Technology, Inc.	6.4%
Globus Medical, Inc. - Class A	6.1%
Builders FirstSource, Inc.	4.7%
Boise Cascade Company	3.8%
Teradyne, Inc.	3.3%
Garmin Ltd.	3.0%
Kforce Inc.	3.0%

Paradigm Micro-Cap Fund
Shareholder Report [Line Items]
Fund Name	Paradigm Micro-Cap Fund
Class Name	Paradigm Micro-Cap Fund
Trading Symbol	PVIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Paradigm Micro-Cap Fund ("Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.paradigmcapital.com/products/micro-cap-fund/. You can also request this information by contacting us at 1-800-595-3044.
Additional Information Phone Number	1-800-595-3044
Additional Information Website	www.paradigmcapital.com/products/micro-cap-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Paradigm Micro-Cap Fund	$133	1.25%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

The Paradigm Micro-Cap Fund increased 13.52% in 2024, compared to an increase of 13.70% for its benchmark, the Russell Microcap Index. Since inception (January 1, 2008) on an annualized basis, the Fund has returned 9.80%, compared to 6.93% for the benchmark.

The Health Care sector and the Industrials sector were the largest contributors in 2024, each adding about 600+ basis points to the overall performance.  The Health Care sector, driven by an overweight allocation to the sector, had an absolute performance of 23.77% versus 9.27% for the benchmark Russell Microcap, an outperformance of 1,450 basis points. The Industrials sector returned 34.76% versus 19.96% for the benchmark, an outperformance of 1,480 basis points.

There were no material detractors to the portfolio in 2024, given the overall strength of equity markets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Year	10 Year
Paradigm Micro-Cap Fund	13.52%	14.82%	11.18%
S&P 500® Index	25.02%	14.53%	13.10%
Russell Microcap® Index	13.70%	6.97%	6.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 167,970,774
Holdings Count | shares	49
Advisory Fees Paid, Amount	$ 2,037,790
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$167,970,774
Number of Portfolio Holdings	49
Portfolio Turnover Rate (%)	48%
Total Advisory Fees Paid ($)	$2,037,790

Holdings [Text Block]
What did the Fund invest in?
Top Ten Holdings
Top 10	% of Total Investments
Modine Manufacturing Company	8.3%
Goldman Sachs FS Government Fund Institutional Class	5.5%
Onto Innovation Inc.	4.0%
Insight Enterprises, Inc.	3.6%
MiMedx Group, Inc.	3.5%
Summit Materials, Inc. - Class A	3.3%
J.Jill, Inc.	3.3%
Integra LifeSciences Holdings Corporation	3.2%
The Ensign Group, Inc.	3.2%
Citi Trends, Inc.	3.1%
Sectors (% of Total Investments)

Largest Holdings [Text Block]
Top Ten Holdings
Top 10	% of Total Investments
Modine Manufacturing Company	8.3%
Goldman Sachs FS Government Fund Institutional Class	5.5%
Onto Innovation Inc.	4.0%
Insight Enterprises, Inc.	3.6%
MiMedx Group, Inc.	3.5%
Summit Materials, Inc. - Class A	3.3%
J.Jill, Inc.	3.3%
Integra LifeSciences Holdings Corporation	3.2%
The Ensign Group, Inc.	3.2%
Citi Trends, Inc.	3.1%